MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

April 20, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley California Tax-Free Daily Income Trust

Files Nos. 33-21803; 811-5554

Morgan Stanley New York Municipal Money Market Trust

File Nos. 33-32763; 811-5987

Morgan Stanley Tax-Free Daily Income Trust

File Nos. 2-67087; 811-3031

Ladies and Gentlemen:

On behalf of Morgan Stanley California Tax-Free Daily Income Trust, Morgan Stanley New York Municipal Money Market Trust and Morgan Stanley Tax-Free Daily Income Trust (“Registrants”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrants. These exhibits contain the risk/return summary information in the prospectus for each Registrant dated April 30, 2015. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated March 31, 2016 for the Registrants.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti